SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021	Dec. 31, 2020 BRL (R$)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 TRY (₺)	Dec. 31, 2021 ARS ($)	Dec. 31, 2021 TRY (₺)
Disclosure of Significant Accounting Polices [Line Items]
Closing foreign exchange rate				0.02955		0.2786	0.05437	0.4286
Number of sales channel	1
Number of subsidiaries directly or indirectly controlled that have significant interests held by non-controlling shareholders	0	0
Investment holding period	90 days
Period covered by budgets and forecast calculations	10 years
Impairment loss of non-financial assets, excluding goodwill	R$ 0
Period of lease term of short-term leases	12 months
Maximum period of assets held for sale to be disposed	1 year
Applicable tax rate	(5.10%)	(1148.40%)
Tax loss carryforward on taxable income | %	30.00%
Gain (loss) recognized in the income statement regarding the purchase, sale, issue or cancellation of the Company’s own equity instruments	R$ 0
Maximum period of loyalty program points	5 months
Number of periodic cycles of loyalty program points	6
Number of performance obligations of supply contracts	2
Amount of provision reversed	R$ 297,216
Tax incentives recognized from tax exclusions	R$ 135,297
Period of right to avoid liquidation of a liability	12 months
Period to understand the risk that the liabilities will be advanced	12 months
IFRS 16 [Member]
Disclosure of Significant Accounting Polices [Line Items]
Positive impact arising from the relief of “Covid-19-Related Rent Concessions”	R$ 19,740		R$ 80,037
Corporate Income Tax IRPJ [Member]
Disclosure of Significant Accounting Polices [Line Items]
Applicable tax rate	15.00%
Additional applicable tax rate	10.00%
Income Taxable					R$ 240
Social Contribution CSLL [Member]
Disclosure of Significant Accounting Polices [Line Items]
Applicable tax rate	9.00%
Argentina [Member]
Disclosure of Significant Accounting Polices [Line Items]
Rates of inflation	94.80%	50.60%
TURKEY
Disclosure of Significant Accounting Polices [Line Items]
Rates of inflation	64.30%